Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value MeasurementsThe following tables summarize, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities (i) measured at fair value on a recurring basis, (ii) measured at fair value on a nonrecurring basis, or (iii) disclosed but not carried at fair value in the consolidated balance sheets as of the dates presented.

	December 31, 2021
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents(1)	$494,711	$494,711	$—	$—	$494,711
Restricted cash and restricted cash equivalents(1)	273,726	273,726	—	—	273,726
Investments in AFS debt securities(2)(4)	194,907	129,835	65,072	—	194,907
Student loans(2)	3,450,837	—	—	3,450,837	3,450,837
Home loans(2)	212,709	—	—	212,709	212,709
Personal loans(2)	2,289,426	—	—	2,289,426	2,289,426
Credit card loans(1)	115,912	—	—	118,412	118,412
Servicing rights(2)	168,259	—	—	168,259	168,259
Asset-backed bonds(2)(5)	253,669	—	253,669	—	253,669
Residual investments(2)(5)	121,019	—	—	121,019	121,019
Non-securitization investments – ETFs(2)(6)	1,486	1,486	—	—	1,486
Non-securitization investments – other(3)	6,054	—	—	6,054	6,054
Third party warrants(2)(7)	1,369	—	—	1,369	1,369
Derivative assets(2)(8)(9)	5,444	—	5,444	—	5,444
Purchase price earn-out(2)(10)	4,272	—	—	4,272	4,272
Interest rate lock commitments(2)(11)	3,759	—	—	3,759	3,759
Student loan commitments(2)(11)	2,220	—	—	2,220	2,220
Interest rate caps(2)(9)	493	—	493	—	493
Total assets	$7,600,272	$899,758	$324,678	$6,378,336	$7,602,772
Liabilities
Debt(1)	$3,947,983	$1,240,560	$2,807,253	$—	$4,047,813
Residual interests classified as debt(2)	93,682	—	—	93,682	93,682
Derivative liabilities(2)(8)(9)	864	196	668	—	864
Total liabilities	$4,042,529	$1,240,756	$2,807,921	$93,682	$4,142,359

	December 31, 2020
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents(1)	$872,582	$872,582	$—	$—	$872,582
Restricted cash and restricted cash equivalents(1)	450,846	450,846	—	—	450,846
Student loans(2)	2,866,459	—	—	2,866,459	2,866,459
Home loans(2)	179,689	—	—	179,689	179,689
Personal loans(2)	1,812,920	—	—	1,812,920	1,812,920
Credit card loans(1)	3,723	—	—	3,723	3,723
Commercial loan(1)	16,512	—	—	16,512	16,512
Servicing rights(2)	149,597	—	—	149,597	149,597
Asset-backed bonds(2)(5)	357,411	—	357,411	—	357,411
Residual investments(2)(5)	139,524	—	—	139,524	139,524
Non-securitization investments – ETFs(2)(6)	6,850	6,850	—	—	6,850
Non-securitization investments – other(3)	1,147	—	—	1,147	1,147
Interest rate lock commitments(2)(11)	15,620	—	—	15,620	15,620
Total assets	$6,872,880	$1,330,278	$357,411	$5,185,191	$6,872,880
Liabilities
Debt(1)	$4,798,925	$—	$4,851,658	$—	$4,851,658
Residual interests classified as debt(2)	118,298	—	—	118,298	118,298
Warrant liabilities – Series H warrants(2)(12)	39,959	—	—	39,959	39,959
Derivative liabilities(2)(8)(9)	2,955	2,008	947	—	2,955
ETF short positions(2)(6)	5,241	5,241	—	—	5,241
Total liabilities	$4,965,378	$7,249	$4,852,605	$158,257	$5,018,111
_______________
(1)Disclosed but not carried at fair value. The carrying value of our debt is net of unamortized discounts and debt issuance costs. The fair value of our convertible notes issued in October 2021 was classified as Level 1, as it was based on an observable market quote. The fair values of our warehouse facility debt, revolving credit facility debt, financing arrangements assumed in the Galileo acquisition and credit card loans were based on market factors and credit factors specific to these financial instruments. The fair value of our securitization debt was valued using a discounted cash flow model, with key inputs relating to the underlying contractual coupons, terms, discount rate and expectations for defaults and prepayments. The carrying amounts of our cash and cash equivalents and restricted cash and restricted cash equivalents approximate their fair values due to the short-term maturities and highly liquid nature of these accounts. The fair value of our single commercial loan as of December 31, 2020 was also determined to approximate its carrying value, as the loan was issued in the fourth quarter of 2020, was short-term in nature, and was repaid in full in January 2021.
(2)Measured at fair value on a recurring basis.
(3)Measured at fair value on a nonrecurring basis.
(4)Investments in AFS debt securities as of December 31, 2021 were classified as Level 1 or Level 2. The Level 1 investments utilize quoted prices in actively traded markets. The Level 2 investments rely upon observable inputs other than quoted prices, dealer quotes in markets that are not active and implied pricing derived from new issuances of similar securities. See Note 1 and Note 4 for additional information.
(5)These assets represent the carrying value of our holdings in VIEs wherein we were not deemed the primary beneficiary. As we do not provide financial support beyond our initial equity investment, our maximum exposure to loss as a result of our involvement with nonconsolidated VIEs is limited to the investment amount. See Note 6 for additional information.
(6)ETFs and ETF short positions classified as Level 1 are based on utilizing quoted prices in actively traded markets. The short positions serve as an economic hedge to our non-securitization investments in ETFs.
(7)Third party warrants were recorded during the fourth quarter of 2021, and there were no subsequent adjustments from their initial value. The key unobservable assumption used in the fair value measurement of the third party warrants is the price of the stock underlying the warrants. The fair value is measured as the difference between the stock price and the strike price of the warrants. As the strike price is insignificant, we concluded that the impact of time value on the fair value measure was immaterial.
(8)For certain derivative instruments for which an enforceable master netting agreement exists, we elected to net derivative assets and derivative liabilities by counterparty. See Note 1 for additional information.
(9)Derivative liabilities classified as Level 1 are based on broker quotes in active markets and represent economic hedges of loan fair values. Interest rate swaps and interest rate caps are classified as Level 2, because these financial instruments do not trade in active markets with observable prices, but rely on observable inputs other than quoted prices. Interest rate swaps are valued using the three-month LIBOR swap yield curve and interest rate caps are valued using a SOFR rate curve and the implied volatilities suggested by the SOFR rate curve, which are all observable inputs from active markets.
(10)The purchase price earn-out provision is classified as Level 3 because of our reliance on unobservable inputs, such as conditional prepayment rates, annual default rates and discount rates.
(11)IRLCs and student loan commitments are classified as Level 3 because of our reliance on assumed loan funding probabilities. The assumed probabilities are based on our internal historical experience with home loans and student loans similar to those in the funding pipelines on the measurement date.
(12)In conjunction with the Closing of the Business Combination, we measured the final fair value of the Series H warrants and subsequently reclassified them into permanent equity. Therefore, we did not measure the Series H warrants at fair value on an ongoing basis, subsequent to May 28, 2021. See Note 11 for additional information on our historical Series H warrant liabilities, including inputs to the valuation.
Loans
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	16.5% – 26.3%	19.2%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 4.2%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.9% – 7.1%	2.9%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	4.8% – 16.4%	12.4%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.5% – 13.0%	2.6%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	18.4% – 37.7%	20.5%	14.5% – 23.2%	18.1%
Annual default rate	4.2% – 30.0%	4.4%	3.3% – 33.8%	4.2%
Discount rate	3.9% – 7.0%	4.0%	5.0% – 10.7%	6.0%
The key assumptions included in the above table are defined as follows:
•Conditional prepayment rate — The monthly annualized proportion of the principal of a pool of loans that is assumed to be paid off prematurely in each period. An increase in the conditional prepayment rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Annual default rate — The annualized rate of borrowers who do not make loan payments on time. An increase in the annual default rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Discount rate — The weighted average rate at which the expected cash flows are discounted to arrive at the net present value of the loans. An increase in the discount rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
See Note 5 for additional loan fair value disclosures.
Servicing Rights
Servicing rights for student loans and personal loans do not trade in an active market with readily observable prices. Similarly, home loan servicing rights infrequently trade in an active market. At the time of the underlying loan sale or the assumption of servicing rights, the fair value of servicing rights is determined using a discounted cash flow methodology based on observable and unobservable inputs. Management classifies servicing rights as Level 3 due to the use of significant unobservable inputs in the fair value measurement.
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	15.2% – 25.6%	20.4%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.3%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	10.0% – 16.4%	11.5%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Discount rate	7.5% – 7.5%	7.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 1.1%	0.2%	0.2% – 0.7%	0.3%
Conditional prepayment rate	22.5% – 41.4%	26.0%	16.2% – 26.1%	19.1%
Annual default rate	3.2% – 7.0%	4.4%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The key assumptions included in the above table are defined as follows:
•Market servicing costs — The fee a willing market participant, which we validate through actual third-party bids for our servicing, would require for the servicing of student loans, home loans and personal loans with similar characteristics as those in our serviced portfolio. An increase in the market servicing cost, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Conditional prepayment rate — The monthly annualized proportion of the principal of a pool of loans that is assumed to be paid off prematurely in each period. An increase in the conditional prepayment rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Annual default rate — The annualized rate of default within the total serviced loan balance. An increase in the annual default rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Discount rate — The weighted average rate at which the expected cash flows are discounted to arrive at the net present value of the servicing rights. An increase in the discount rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
The following table presents the estimated decrease to the fair value of our servicing rights as of the dates indicated if the key assumptions had each of the below adverse changes:

	December 31,
	2021	2020
Market servicing costs
2.5 basis points increase	$(10,822)	$(10,472)
5.0 basis points increase	(21,644)	(20,944)
Conditional prepayment rate
10% increase	$(6,260)	$(5,430)
20% increase	(12,031)	(10,230)
Annual default rate
10% increase	$(205)	$(336)
20% increase	(408)	(681)
Discount rate
100 basis points increase	$(3,782)	$(2,986)
200 basis points increase	(7,349)	(5,820)
The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. The effect on fair value of a variation in assumptions generally cannot be determined because the relationship of the change in assumptions to the fair value may not be linear. Additionally, the effect of an adverse variation in a particular assumption on the fair value of our servicing rights is calculated while holding the other assumptions constant. In reality, changes in one factor may lead to changes in other factors, which could impact the above hypothetical effects.
The following table presents the changes in the Company’s servicing rights, which are measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of December 31, 2019	$138,582	$13,181	$49,855	$201,618
Recognition of servicing from transfers of financial assets	45,637	20,440	10,515	76,592
Derecognition of servicing via loan purchases	(12,924)	—	(934)	(13,858)
Change in valuation inputs or other assumptions	(20,168)	(5,056)	7,765	(17,459)
Realization of expected cash flows and other changes	(50,490)	(4,651)	(42,155)	(97,296)
Fair value as of December 31, 2020	$100,637	$23,914	$25,046	$149,597
Recognition of servicing from transfers of financial assets	52,474	31,294	27,814	111,582
Servicing rights assumed from third parties	—	—	370	370
Derecognition of servicing via loan purchases	(392)	—	(660)	(1,052)
Change in valuation inputs or other assumptions	(16,197)	4,300	9,246	(2,651)
Realization of expected cash flows and other changes	(46,519)	(8,975)	(34,093)	(89,587)
Fair value as of December 31, 2021	$90,003	$50,533	$27,723	$168,259
Asset-Backed Bonds
The fair value of asset-backed bonds is determined using a discounted cash flow methodology. Management classifies asset-backed bonds as Level 2 due to the use of quoted prices for similar assets in markets that are not active, as well as certain factors specific to us. The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2021	2020
Discount rate (range)	0.6% – 3.7%	0.8% – 4.0%
Conditional prepayment rate (range)	19.5% – 32.2%	18.8% – 21.9%
As of the dates indicated, the fair value of our asset-backed bonds was not materially impacted by default assumptions on the underlying securitization loans, as the subordinate residual interests, by design, are expected to absorb all estimated losses based on our default assumptions for the respective periods.
Residual Investments and Residual Interests Classified as Debt
Residual investments and residual interests classified as debt do not trade in active markets with readily observable prices, and there is limited observable market data for reference. The fair values of residual investments and residual interests classified as debt are determined using a discounted cash flow methodology. Management classifies residual investments and residual interests classified as debt as Level 3 due to the use of significant unobservable inputs in the fair value measurements.
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.5% – 33.6%	23.0%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 5.7%	0.9%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 10.5%	4.4%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	20.0% – 41.8%	31.5%	19.5% – 24.8%	21.4%
Annual default rate	0.5% – 5.6%	3.2%	0.4% – 6.4%	3.1%
Discount rate	5.0% – 9.5%	5.7%	8.5% – 18.0%	10.8%
The key assumptions included in the above table are defined as follows:
•Conditional prepayment rate — The monthly annualized proportion of the principal of a pool of loans that is assumed to be paid off prematurely in each period for the pool of loans in the securitization. An increase in the conditional prepayment rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Annual default rate — The annualized rate of borrowers who fail to remain current on their loans for the pool of loans in the securitization. An increase in the annual default rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Discount rate — The weighted average rate at which the expected cash flows are discounted to arrive at the net present value of the residual investments and residual interests classified as debt. An increase in the discount rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
The following table presents the changes in the residual investments and residual interests classified as debt, which are both measured at fair value on a recurring basis. We record changes in fair value within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss), a portion of which is subsequently reclassified to interest expense—securitizations and warehouses for residual interests classified as debt and to interest income—securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of December 31, 2019	$262,880	$271,778
Additions	10,708	—
Change in valuation inputs or other assumptions(1)	9,702	38,216
Payments(2)	(96,505)	(89,978)
Transfers(3)	(47,261)	—
Derecognition upon achieving true sale accounting treatment	—	(101,718)
Fair value as of December 31, 2020	$139,524	$118,298
Additions	49,317	2,170
Change in valuation inputs or other assumptions(1)	10,603	22,802
Payments(2)	(78,425)	(49,588)
Fair value as of December 31, 2021	$121,019	$93,682
__________________
(1)For residual investments, the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk were $(230), $(1,252) and $569 during the years ended December 31, 2021, 2020 and 2019, respectively. The gains (losses) attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the residual investments. These assumptions are based on historical performance, market trends and performance expectations over the term of the underlying instrument.
(2)Payments of residual investments included residual investment sales of $4,291 and $8,342 during the years ended December 31, 2021 and 2020, respectively.
(3)The year ended December 31, 2020 includes a transfer from residual investments (Level 3) to asset-backed bonds (Level 2) associated with a repackaged securitization transaction in which we formed a new VIE and, in the process, exchanged our residual interest for an asset-backed bond interest.
Loan Commitments
We classify student loan commitments as Level 3 because the assets do not trade in an active market with readily observable prices and, as such, our valuations utilize significant unobservable inputs. Additionally, we classify IRLCs as Level 3, as our IRLCs are inherently uncertain and unobservable given that a home loan origination is contingent on a plethora of factors. The following key unobservable inputs were used in the fair value measurements of our IRLCs and student loan commitments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability(1)	75.0% – 75.0%	75.0%	54.5% – 54.5%	54.5%
Student loan commitments
Loan funding probability(1)	95.0% – 95.0%	95.0%	n/a	n/a
__________________
(1)The probability of honoring IRLCs and student loan commitments, which reflects the percentage likelihood that an approved loan application will close based on historical experience. A significant difference between the actual funded rate and the assumed funded rate at the measurement date could result in a significantly higher or lower fair value measurement of our IRLCs and student loan commitments. The aggregate amount of student loans we committed to fund was $53,189 as of December 31, 2021. See Note 1 under “Derivative Financial Instruments” for the aggregate notional amount associated with IRLCs.
The key assumption included in the above table is defined as follows:
•Loan funding probability — Our expectation of the percentage of IRLCs or student loan commitments which will become funded loans. An increase in the loan funding probabilities, in isolation, would result in an increase in a fair value measurement. The weighted average assumptions were weighted based on relative fair values.
The following table presents the changes in our IRLCs and student loan commitments, which are measured at fair value on a recurring basis. Changes in the fair values of IRLCs and student loan commitments are recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).

	IRLCs	Student Loan Commitments
Fair value as of December 31, 2019	$1,090	$—
Revaluation adjustments	62,528	—
Funded loans(1)	(27,321)	—
Unfunded loans(1)	(20,677)	—
Fair value as of December 31, 2020	$15,620	$—
Revaluation adjustments	23,211	6,410
Funded loans(1)	(24,330)	(2,384)
Unfunded loans(1)	(10,742)	(1,806)
Fair value as of December 31, 2021	$3,759	$2,220
__________________
(1)For each quarter within the years presented, funded and unfunded loan fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, during the quarter multiplied by the IRLC or student loan commitment price in effect at the beginning of the quarter. The amounts presented on a year-to-date basis represent the summation of the per-quarter effects.
Non-Securitization Investments
Non-securitization investments — ETFs of $1,486 and $6,850 as of December 31, 2021 and 2020, respectively, include investments in exchange-traded funds (“ETF”), which have targeted investment strategies. Our investment as of December 31, 2021 included an ETF with investment grade and high-yield fixed income securities. Our investment as of December 31, 2020 also included an ETF with equity securities seeking long-term capital appreciation and an ETF with widely held U.S. stocks by SoFi members, both of which were sold during the 2021 period. Non-securitization investments—ETFs are measured at fair value on a recurring basis using the net asset value expedient in accordance with ASC 820 and are presented within other assets in the consolidated balance sheets.
Non-securitization investments — Other of $6,054 and $1,147 as of December 31, 2021 and 2020, respectively, include investments for which fair values are not readily determinable, which we elect to measure using the measurement alternative method of accounting. Under the measurement alternative method, we measure the investments at cost, less any impairment and adjusted for changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuers. The carrying values of the investments are presented within other assets in the consolidated balance sheets. Adjustments to the carrying value, such as impairments and unrealized gains, are recognized within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). The fair value measurements are classified within Level 3 of the fair value hierarchy due to the uses of unobservable inputs in the fair value measurements.
For one such investment with a fair value of $1,886 and $1,147 as of December 31, 2021 and 2020, respectively, we recorded an impairment charge of $803 in the second quarter of 2020 and adjusted the carrying value of the investment accordingly, which was based on a discounted cash flow analysis, wherein we weighted different valuation scenarios with different assumed internal rates of return and time to liquidity events. In performing a qualitative impairment assessment, we determined that the carrying amount of the investment exceeded its fair value due to a significant decline in investee operating results relative to expectations, primarily as a result of the COVID-19 pandemic. During the fourth quarter of 2021, we recorded an upward adjustment of $739 and adjusted the carrying value of the investment accordingly, because a new investor agreed to purchase the underlying company, of which the purchase price consideration was a significant input relied upon for our fair value measurement.
For an additional investment with a fair value of $2,168 as of December 31, 2021, we recognized a gain of $3,967 during the year ended December 31, 2021, which also represents our cumulative adjustment on this security and which we valued based on the investee’s latest round of financing during the second quarter of 2021. We considered this recent equity transaction to be an orderly transaction in an issuance similar to our investment holding. Additionally, we sold a portion of our investment during the year ended December 31, 2021 for $2,000 at the same valuation, contemporaneous with the investee’s latest round of financing.
During the fourth quarter of 2021, we made an additional non-securitization investment of $2,000. We did not make any adjustments to the investment value through December 31, 2021.
Non-securitization investments measured at fair value exclude our equity method investments, which are discussed further in Note 1.
Purchase Price Earn-Out
As of December 31, 2021, we had a derivative for a purchase price earn-out in conjunction with a loan sale agreement we entered into during 2018, as further discussed in Note 1. We receive a capped contractual payout based on the respective loan pool internal rate of return over a certain hurdle rate, which is adjusted for the loan purchaser’s expenses, which are generally immaterial. Prior to 2021, the purchase price earn-out value was immaterial. The fair value of the purchase price earn-out is determined using a discounted cash flow methodology. Management classifies the purchase price earn-out as Level 3 due to the use of significant unobservable inputs in the fair value measurement. A significant difference between the expected performance of the loans included in the loan sale agreement and the actual results as of the measurement date could result in a higher or lower fair value measurement. Our key valuation inputs were as follows as of the date indicated:

	December 31, 2021
Purchase Price Earn-Out	Range	Weighted Average
Conditional prepayment rate	22.9% – 22.9%	22.9%
Annual default rate	30.0% – 30.0%	30.0%
Discount rate	25.0% – 25.0%	25.0%
The key assumptions included in the above table are defined as follows:
•Conditional prepayment rate — The monthly annualized proportion of the principal of the pool of loans included in the loan sale agreement that is assumed to be paid off prematurely. An increase in the conditional prepayment rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Annual default rate — The annualized rate of borrowers who fail to remain current on their loans for the pool of loans included in the loan sale agreement. An increase in the annual default rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
•Discount rate — The weighted average rate at which the expected cash flows are discounted to arrive at the net present value of the purchase price earn-out derivative. An increase in the discount rate, in isolation, would result in a decrease in a fair value measurement. The weighted average assumption was weighted based on relative fair value.
The following table presents the changes in our purchase price earn-out, which is measured at fair value on a recurring basis. Changes in the fair value are recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss).

Purchase Price Earn-Out
Fair value as of January 1, 2021	$—
Initial recognition(1)	7,165
Payments	(5,040)
Changes in valuation inputs or assumptions	2,147
Fair value as of December 31, 2021	$4,272
__________________
(1)The estimated amount of losses included in earnings attributable to changes in instrument-specific credit risk were $286 during the year ended December 31, 2021. The losses attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the purchase price earn-out. These assumptions are based on historical performance and performance expectations over the term of the underlying instrument.
Warrant Liabilities – SoFi Technologies Warrants
Prior to the Business Combination, SCH issued 8,000,000 private placement warrants to SCH Sponsor V LLC (the “Sponsor”) and 20,125,000 public warrants (collectively, “SoFi Technologies warrants”). Upon the Closing of the Business Combination, the Company assumed the SoFi Technologies warrants. Each whole warrant entitles the holder to purchase one share of Class A common stock, subject to adjustment, for an exercise price of $11.50 per share. The SoFi Technologies warrants became exercisable on October 14, 2021, except as described herein.
Once the SoFi Technologies warrants became exercisable, the Company could redeem the outstanding warrants, in whole, upon a minimum 30 days’ prior written notice of redemption (“Redemption Period”) under one of two potential scenarios. For purposes of the redemption scenarios, the “Reference Value” represented the last reported sale price of SoFi Technologies common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption.
Prior to the Business Combination, SCH evaluated the public warrants and private placement warrants under ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, and concluded that they did not meet the criteria to be classified in permanent equity. Specifically, the settlement feature for the private placement warrants precluded them from being considered indexed to SCH’s own stock, given that a change in the holder of the private placement warrants may have altered the settlement of the private placement warrants. Since the holder of the instrument was not an input to a standard option pricing model (a consideration with respect to the indexation guidance), the fact that a change in the holder may impact the value of the private placement warrants meant the private placement warrants were not indexed to the SCH’s own stock. Further, a provision in the warrant agreement related to certain tender or exchange offers precluded the public warrants and private placement warrants from being accounted for as components of permanent equity. Since the public warrants and private placement warrants met the definition of a derivative under ASC 815, SCH recorded these warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in earnings in accordance with ASC 820.
As the accounting acquirer in the Business Combination, and because there were no changes to the terms and conditions of the warrant agreement, SoFi Technologies warrants continued to be classified as derivative liabilities subsequent to the Business Combination, subject to recurring fair value measurement under ASC 820, with changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss) in the period of change.
Following the Business Combination, 28,125,000 shares of common stock were issuable upon the exercise of the SoFi Technologies warrants, which were initially valued at $200,250.
On November 4, 2021, we announced that we would redeem all outstanding SoFi Technologies warrants that remained outstanding at 5:00 p.m. New York City time on December 6, 2021 (the “Redemption Date”) for a redemption price of $0.10 per warrant. The Warrants were exercisable by the holders thereof until 5:00 p.m. New
York City time on the Redemption Date to purchase fully paid and non-assessable shares of common stock underlying such warrants. Payment upon exercise of the warrants was made either (i) in cash, at an exercise price of $11.50 per share of common stock, or (ii) on a “cashless basis” in which the exercising holder received a number of shares of common stock determined in accordance with the terms of the warrant agreement and based on the Redemption Date and the volume weighted average price (the “fair market value”) of the common stock during the 10 trading days immediately following November 4, 2021, which the Company provided holders no later than one business day after the 10-trading day period ended. In no event did the number of shares of common stock issued in connection with an exercise on a cashless basis exceed 0.361 shares of common stock per warrant.
Any warrants that remained unexercised on the Redemption Date were void and no longer exercisable, and the holders of those warrants received the redemption price of $0.10 per warrant, which represented an immaterial cash payment by the Company. Following the Redemption Date, the Company had no SoFi Technologies warrants outstanding. In connection with the redemption, the SoFi Technologies Warrants ceased trading on the Nasdaq Global Select Market and were delisted, with the trading halt announced after close of market on December 6, 2021.
As a result of warrant exercises and redemptions, we issued 15,193,668 shares of common stock and received cash proceeds of $95,047, as well as reclassified $185,762 from liabilities to equity. The Company measured the fair value of the warrant liabilities on a daily basis determined as the opening number of warrants outstanding multiplied by the closing price of SOFIW and adjusted for any warrant exercises, with fair value changes recorded within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss). During the year ended December 31, 2021, we recorded fair value gains of $14,488.